Business combinations (Details 1) - APP Sistemas S.A. ("APP") R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	R$ 3,740
Trade and other receivables recognised as of acquisition date	912
Recoverable Taxes Recognized As Of Acquisition Date	180
Property and equipment	205
Intangible assets - Customer relationship	5,321
Intangible asset - Software	6,498
Other assets recognised as of acquisition date	117
Assets recognised as of acquisition date	16,973
Trade and other payables recognised as of acquisition date	245
Labor and social security liabilities recognised as of acquisition date	967
Deferred tax liabilities recognised as of acquisition date	3,225
Current Tax Liabilities Recognized As Of Acquisition Date	544
Dividends payable recognised as of acquisition date	2,000
Other Liabilities Recognised As Of Acquisition Date	50
Liabilities recognised as of acquisition date	7,031
Identifiable assets acquired (liabilities assumed)	9,942
Consideration transferred, acquisition-date fair value	15,406
Goodwill	R$ 5,464